NET SALES (Tables)	12 Months Ended
Dec. 31, 2019
NET SALES
Schedule of net sales revenues

	2019	2018	2017
Gross sales	44,558,309	51,861,423	42,156,553
Taxes on sales	(3,819,812)	(3,793,516)	(2,956,896)
Discounts	(1,094,487)	(1,908,429)	(2,282,038)
Net sales	39,644,010	46,159,478	36,917,619